Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 501,650	$ 368,666
Short-term deposits	30,289	29,886
Marketable securities	1,238	6,600
Trade receivables (net of allowances for doubtful accounts of $6,910 and $9,717 as of December 31, 2019 and 2020, respectively)	519,885	486,007
Prepaid expenses and other accounts receivable	83,820	65,709
Inventories	23,988	8,636
Total current assets	1,160,870	965,504
LONG-TERM ASSETS:
Deferred taxes	39,750	38,865
Prepaid expenses, other accounts receivable and other investments	22,872	22,205
Total long-term assets	62,622	61,070
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD	28,311	26,021
RIGHT-OF-USE ASSETS	114,414	104,130
PROPERTY, PLANTS AND EQUIPMENT, NET	59,176	43,059
INTANGIBLE ASSETS, NET	222,263	165,280
GOODWILL	872,424	724,193
Total assets	2,520,080	2,089,257
CURRENT LIABILITIES:
Credit from banks and others	120,444	125,297
Debentures	41,454	31,362
Current maturities of operating lease liabilities	32,065	35,673
Trade payables	153,322	125,163
Deferred revenues	128,898	93,512
Employees and payroll accrual	190,247	142,033
Other accounts payable	68,976	63,172
Dividend payable		7,081
Liabilities in respect of business combinations	8,654	8,431
Put options of non-controlling interests	35,843	39,668
Total current liabilities	779,903	671,392
LONG-TERM LIABILITIES:
Loans from banks and others	180,316	162,062
Debentures	203,070	175,411
Long-term operating lease liabilities	91,188	73,686
Other long-term liabilities	12,191	8,311
Deferred taxes	68,367	53,854
Deferred revenues	16,626	6,491
Liability in respect of business combinations	16,582	14,895
Put options of non-controlling interests	28,175	15,182
Employee benefit liabilities	15,119	11,639
Total long-term liabilities	631,634	521,531
COMMITMENTS AND CONTINGENCIES
Share capital:
Authorized: 25,000,000 shares at December 31, 2019 and 2020; Issued: 15,862,887 at December 31, 2019 and 2020; Outstanding: 15,294,267 at December 31, 2019 and 2020	4,340	4,340
Additional paid-in capital	149,249	120,737
Retained earnings	324,358	285,146
Accumulated other comprehensive income	25,513	11,676
Treasury shares (568,620 shares as of December 31, 2019 and 2020)	(259)	(259)
Total equity attributable to Formula Systems shareholders	503,201	421,640
Non-controlling interests	605,342	474,694
Total equity	1,108,543	896,334
Total liabilities and equity	$ 2,520,080	$ 2,089,257